Summary of Significant Accounting Policies - Impact of ASC 606 on Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended									11 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	$ 215,792
Gross profit	153,816	$ 159,184	$ 151,420	$ 140,043	$ 135,707	$ 139,268	$ 130,409	$ 117,932	$ 108,677	$ 228,339	$ 586,354	$ 496,286
Total operating expenses	124,021				113,749					360,725	471,169	426,632
Operating income	29,795				21,958					(132,386)	115,185	69,654
Net income (loss)	3,145	$ (14,743)	$ (398)	$ (27,015)	$ (59,910)	$ (39,761)	$ 1,637	$ (2,004)	$ (43,738)	$ (262,594)	$ (102,066)	$ (83,866)
Subscription
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	71,565
Maintenance
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	106,292
Recurring Revenue
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	177,857
License
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	37,935
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	215,959
Gross profit	153,983
Total operating expenses	125,421
Operating income	28,562
Net income (loss)	1,912
Calculated under Revenue Guidance in Effect before Topic 606 | Subscription
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	71,689
Calculated under Revenue Guidance in Effect before Topic 606 | Maintenance
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	106,527
Calculated under Revenue Guidance in Effect before Topic 606 | Recurring Revenue
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	178,216
Calculated under Revenue Guidance in Effect before Topic 606 | License
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	37,743
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	167
Gross profit	167
Total operating expenses	1,400
Operating income	(1,233)
Net income (loss)	(1,233)
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606 | Subscription
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	124
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606 | Maintenance
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	235
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606 | Recurring Revenue
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	359
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606 | License
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	$ (192)